Deferred Revenue (Details) - Schedule of estimated revenue expected to be recognized in the future related to performance obligations - ZAR (R) R in Thousands	Feb. 28, 2023	Feb. 28, 2022
Maturities analysis
– within one year	R 283,682	R 218,148
– within two to four years	107,558	103,026
– over four years	4,627	5,230
Present value of amounts received in advance	R 395,867	R 326,404